Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Abstract]
Cash paid for interest, net of amounts capitalized	$ 23	$ 17	$ 8
Cash paid for income taxes, net of income tax refunds	1	30	1
Property, plant and equipment acquired with accounts payable	47	34	14
Other non-cash additions of property, plant and equipment	8	3	12
Acquisition related contingent consideration			3
Non-cash change in parent advances	$ (115)	$ 5